Non-controlling interest	6 Months Ended
Jun. 30, 2021
Noncontrolling Interest [Abstract]
Non-controlling interest	Non-controlling interest
Changes in redeemable non-controlling interest for the periods presented in this report were as follows:

(In $ millions)	SFL VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2020	140	11	151
Net loss attributable to non-controlling interest	(2)	—	(2)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations	—	(11)	(11)
As at June 30, 2020	138	—	138

(In $ millions)	SFL VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2021	—	—	—
As at June 30, 2021	—	—	—

SFL VIEs
In September 2020, we triggered an event of default that meant we were no longer the primary beneficiary of the SFL VIEs, resulting in their deconsolidation on December 15, 2020. This reduced the non-controlling interest balance for SFL to nil as at December 31, 2020.

Seadrill Nigeria Operations Limited

In February 2020, we paid $11 million to HH Global Alliance Investments Limited ("Heirs Holding") for an option to buy the non-controlling interest in one of our subsidiaries, Seadrill Nigeria Operations Limited, at any point in the future for a $1 purchase price. Seadrill Nigeria Operations Limited holds a 10% interest in our drillship West Jupiter. This reduced the non-controlling interest balance to nil as at June 30, 2020.
Redeemable non-controlling interest
Changes in redeemable non-controlling interest for the periods presented in this report were as follows:

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2020	57
Fair value adjustment	(30)
Net loss attributable to redeemable non-controlling interest in the period	(1)
As at June 30, 2020	26

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2021	—
As at June 30, 2021	—

On September 11, 2020, Mermaid, a 33.76% investor in AOD, which owns the benign environment jack-up rigs AOD 1, AOD 2 and AOD 3, served notice on Seadrill that it was exercising the put option that gave them the right to sell their non-controlling interest shares to Seadrill.
The exercise of the put option resulted in the increase of the ownership interest in AOD to 100% and de-recognition of the redeemable non-controlling interest from the Consolidated Balance Sheet. The fair value of the non-controlling interest of AOD was agreed at $31 million which was settled in cash by Seadrill.